Schedule of Assets Held for Investment Purposes at End of Year - Schedule of Assets Held for Investment Purposes at End of Year (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	401(k) Plan
Entity Tax Identification Number	31-1189815
EBP, Plan Number	003
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Participant notes receivable, Current Value	$ 174,816
Assets held for investment purposes, Current Value	$ 13,163,178
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant notes receivable, Interest rates	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant notes receivable, Interest rates	9.50%
Investment, Identifier [Axis]: Worthington Industries Deferred Profit Sharing Plan Master Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Nonconsolidated, Master Trust [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Worthington Industries Deferred Profit Sharing Plan Master Trust [Member]
Current Value	$ 12,988,362